DEPOSIT FOR NON-CURRENT ASSETS (Details) $ in Thousands	Sep. 30, 2015 USD ($) m²	Dec. 31, 2014 USD ($)
Deposits [Line Items]
Non-refundable deposit	$ 102,648	$ 86,515
Square meters of office building | m²	46,628
Buildings [Member]
Deposits [Line Items]
Non-refundable deposit	$ 98,158	85,722
Land use rights [Member]
Deposits [Line Items]
Non-refundable deposit		$ 793
Leasehold improvement and other fixed assets
Deposits [Line Items]
Non-refundable deposit	$ 4,490
Office building in Chengdu, Sichuan [Member]
Deposits [Line Items]
Non-refundable deposit	82,458
Office building in Changzhou, Jiangsu [Member]
Deposits [Line Items]
Non-refundable deposit	1,432
Chongqing LFC [Member]
Deposits [Line Items]
Non-refundable deposit	$ 14,268